RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 17:- RELATED PARTY TRANSACTIONS

a)

In June 1999, the Company’s Board of Directors approved the issuance of 3,478 Series C-2 Preferred shares to the Company’s Chairman for a purchase price of $100, which the Chairman paid based on a loan provided to him by the Company. The loan was approved by the Company’s shareholders in June 2000 and bears annual interest at the rate of 6.5%. Repayment of the loan is due when the Chairman sells or otherwise disposes of the shares that were purchased with the proceeds of the loan. In addition, the Company, at its sole discretion, may call for immediate repayment of the loan and the interest thereon in the event that (i) the Chairman becomes bankrupt or files a motion for bankruptcy, or (ii) the Chairman ceases to remain in the employment of the Company for any reason.

b)

On June 30, 2011, the Company entered into a share purchase agreement with Jerusalem Technology Investments Ltd (the “Investor”), a company with which two of the Company’s directors—Samuel HaCohen and Vladimir Morgenstern— and one of the Company’s major shareholders (Jerusalem High-tech Founders, Ltd.) are affiliated. Pursuant to the agreement, the Investor committed to invest in the Company an amount of $250 within 31 days from the date of the agreement, as consideration for the issuance to the Investor of 250,000 of the Company’s Ordinary Shares at a price of $1.00 per Ordinary Share. 50,000 of those Ordinary Shares were issued on June 30, 2011, upon a payment of $50 by the Investor. In February 2012, the Investor invested an additional $75 portion of its total commitment under the agreement. This equity financing constituted an extraordinary transaction in which two of the Company’s directors possessed a personal interest and was therefore approved by the Company’s audit committee and Board of Directors in accordance with the requirements of the Companies Law.

c)

On December 31, 2011, the Company completed the sale of 100% of the common stock of ViryaNet Australia, to Hosking Family Trust, owned by the former general manager of ViryaNet Australia, Mark Hosking (“Buyer”), for consideration of $340. The consideration is to be paid as follows: $100 was due on January 2, 2012 and the balance of $240 is to be paid over a period of four years in equal quarterly installments starting March 31, 2012, and bears interest at a fixed annual rate of 3.5%, paid quarterly. The repayment of the balance is secured through a personal guarantee provided by the Buyer (see also Note 3). This transaction constituted an extraordinary transaction with the Buyer, who may have been deemed an affiliate of the Company at the time and who possessed a personal interest, and was therefore approved by the Company’s audit committee and Board of Directors in accordance with the requirements of the Companies Law.

d)

On December 17, 2012 the Company and the Investor (see Note 17b) reached an agreement according to which the parties terminated the share purchase agreement by mutual consent such that no further investment will be made under the share purchase agreement by the Investor, and both the Company and the Investor released each other from any claims related to the share purchase agreement. In lieu of the additional amount of $125 that was not invested by the Investor, Samuel HaCohen, the Company’s chairman and an affiliate of the Investor, signed a personal guarantee in favor of two banks, Bank Otsar Ha-Hayal and Bank Leumi, in order to enable the Company to secure loans from those banks (see Note 9). No further consideration was provided to the Investor and/or Samuel HaCohen in connection with the personal guarantee. This agreement constituted an extraordinary transaction with a deemed affiliate of the Company who possessed a personal interest and was therefore approved by the Company’s audit committee and Board of Directors in accordance with the requirements of the Israeli Companies Law.